November 30, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:         Ms. Patsy Mengiste
              Document Control - EDGAR

RE:           AXP Managed Series, Inc.
                  AXP Managed Allocation Fund
              Post-Effective Amendment No. 37
              File No.: 2-93801/811-4133

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the above referenced fund does not differ from that contained in the Registrant's Post-Effective Amendment No. 37 (Amendment). This Amendment was filed electronically on Nov. 22, 2004.

If you have any questions or concerns regarding this filing, please contact Mary Lou Lutz at (612) 678-1762 or me at (612) 671-7981.


Sincerely,




/s/ H. Bernt von Ohlen
-----------------------
    H. Bernt von Ohlen
    Vice President and Group Counsel
    American Express Financial Corporation